Document and Entity Information	Oct. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 06, 2020
Entity Registrant Name	BRIGGS & STRATTON CORPORATION
Entity Incorporation, State or Country Code	WI
Entity File Number	001-01370
Entity Tax Identification Number	39-0182330
Entity Address, Address Line One	12301 West Wirth Street
Entity Address, City or Town	Wauwatosa
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53222
City Area Code	414
Local Phone Number	259-5333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014195
Title of 12(b) Security	Common Stock (par value $0.01 per share)
Trading Symbol	BGGSQ
Security Exchange Name	NONE